SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations —The accompanying condensed consolidated financial statements of The Hagerty Group, LLC and its subsidiaries (the “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The Hagerty Group, LLC (“THG”) is majority owned by Hagerty Holding Corp. (“HHC”), with Markel Corporation (“Markel”) holding a minority interest. HHC and Markel collectively are the Members of THG (“Members”). Prior to June 2019, the Company was wholly owned by HHC. The Company operates several entities which collectively support the revenue streams listed below:

●	The Company earns commission revenues for the distribution and servicing of classic automobile and boat insurance policies written through personal and commercial lines agency agreements with multiple insurance carriers in the United States, Canada, and the United Kingdom.
●	Reinsurance premiums are earned in Hagerty Reinsurance Limited (“Hagerty Re”) which is registered as a Class 3A reinsurer under the Bermuda Insurance Act 1978. Hagerty Re solely reinsures the classic auto and marine risks written through its affiliated managing general agent entities (“MGAs”) in the United States, Canada and the United Kingdom.
●	The business produced by the U.S. MGAs is written by Essentia Insurance Company (“Essentia”) and reinsured with its affiliate Evanston Insurance Company (“Evanston”). In turn, Hagerty Re assumes premiums through a quota share agreement with Evanston. Essentia and Evanston are wholly owned subsidiaries of Markel.
●	In 2020, Hagerty Re entered into a reinsurance agreement with Aviva Canada, Inc. (“Aviva”) to reinsure classic auto and marine risks produced by its Canadian affiliate MGA.
●	In 2021, Hagerty Re entered into a reinsurance agreement with Markel International Insurance Company Limited to reinsure classic auto risks produced by its affiliate MGA in the United Kingdom. In connection with this new treaty, Hagerty Re purchased reinsurance to limit its liability to £1,000,000 per claim as United Kingdom (“U.K.”) law requires unlimited liability coverage. Markel International Insurance Company Limited is an affiliate of Markel.
●	The Company earns subscription revenue through membership offerings and other automotive services sold to policyholders and classic vehicle enthusiasts. Membership offerings include but are not limited to private label roadside assistance, digital and linear video content, our award-winning magazine, valuation services, members-only events and exclusive automotive third-party discounts. Additionally, the Company owns and operates collector vehicle events, earning revenue through admission income and sponsorships, as well as event registration service fees on behalf of automotive and motorsport organizations to manage credentials. Revenue is also derived from the sale of merchandise and operation of a peer-to-peer classic vehicle rental business for auto enthusiasts. In 2020, the Company started a network of experience and storage centers within majority-owned world-class vehicle storage called Member Hubs Holding, LLC (MHH).

Principles of Consolidation —The accompanying condensed consolidated financial statements include the accounts of THG and its majority-owned and controlled subsidiaries. All intercompany account balances and transactions have been eliminated in the condensed consolidated financial statements. The Company consolidates MHH, an 80% owned subsidiary, under the voting interest method guidance in Accounting Standards Codification (“ASC”) 810, “Consolidations” (“Topic 810”). The Noncontrolling Interest is presented separately on the Condensed Consolidated Balance Sheets, Statements of Income and Comprehensive Income and the Statements of Changes in Members’ Equity.

Basis of Presentation —The accompanying condensed consolidated financial statements have been prepared in conformity with GAAP. The Company has applied the rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting and therefore the condensed consolidated financial statements do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments, consisting of items of a normal recurring nature, necessary for a fair presentation of the condensed consolidated interim financial statements, have been included. These condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s consolidated financial statements and related notes included in its annual audited financial statements. The results of operations for the nine months ended September 30, 2021, are not necessarily indicative of the results expected for the year ended December 31, 2021.

Business Update Related To COVID-19 —In March 2020, the World Health Organization declared the Coronavirus (“COVID-19”) a pandemic. The pandemic has impacted every geography in which the Company operates. Governments implemented various restrictions around the world, including closure of non- essential businesses, travel, shelter-in-place requirements for citizens and other restrictions.

The Company has taken several precautionary steps to safeguard its businesses and team members from COVID-19, including implementing travel restrictions, arranging work from home capabilities and flexible work policies. The safety and well-being of our team members continues to be the top priority. As restrictions were put in place, employees were able to transition to a work from home environment quickly and effectively due to prior technology investments and the Company’s focus on core values. Due to the restrictions and uncertainty caused by the pandemic, 2020 revenue growth was lower than expected primarily caused by lower levels of new business. Offsetting the 2020 revenue shortfall, expenses related to promotional events and travel were lower than anticipated. By the end of 2020 and as of September 2021, new business growth returned to pre-pandemic pace, events were being planned and new initiatives were on track. Management will continue to follow and monitor guidelines in each jurisdiction and is working on a phased transition of employees back to the office.

Use of Estimates —The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Although the estimates are considered reasonable, actual results could differ from those estimates.

The most significant estimate that is susceptible to notable changes in the near-term relates to the provision for unpaid losses and loss adjustment expenses (including those losses incurred but not reported (IBNR)). Although some variability is inherent in this estimate, the Company believes that the current estimate is reasonable in all material respects. This estimate is reviewed regularly and adjusted as necessary. Adjustments related to changes in estimates are reflected in the Company’s results of operations in the period in which those estimates changed.

Segment Information —The Company has one operating segment and one reportable segment. The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer (“CEO”), who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. The Company’s management approach is to utilize an internally developed strategic decision making framework with the membership patrons at the center of all decisions, which requires the CODM to have a consolidated view of the operations so that decisions can be made in the best interest of Hagerty and its membership patrons.

Fair Value of Financial Instruments —The fair value of the Company’s assets and liabilities qualify as financial instruments under ASC Topic 820, “Fair Value Measurement”. Fair value approximates the carrying amounts represented in the accompanying financial statements, primarily due to their short-term nature and variable interest rates.

Fixed Income Securities — Fixed income securities consist of Canadian provincial and municipal bonds which qualify as debt securities under ASC Topic 320 “Investments — Debt Securities”. Fixed income securities are carried at amortized cost on the balance sheet. Amortized cost is the amount at which an investment is acquired, adjusted for applicable accrued interest, accretion of discount or amortization of premium. Premium or discount is amortized on a straight-line basis to maturity. Pricing information for each fixed income security is obtained from our outside investment manager. The Company ultimately determines whether the inputs and the resulting market values are reasonable. Market pricing is based on fair value level 2 guidance using observable inputs such as quoted prices for similar assets at the measurement date.

New Accounting Standards

Recently Adopted Accounting Guidance

Financial Instruments —In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which relates to accounting for hedging activities. This guidance expands strategies that qualify for hedge accounting, changes how many hedging relationships are presented in the financial statements and simplifies the application of hedge accounting in certain situations.

The Company early adopted ASU No. 2017-12 effective January 1, 2020. Adoption of the standard enhanced the presentation of the effects of our hedging instruments and the hedged items in our condensed consolidated financial statements to increase the understandability of the results of our hedging strategies.

Media Content —In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials, in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, ASU 2019-02 requires that an entity test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. As a result of adopting this ASU on January 1, 2021, the Company will now apply the guidance of ASC Topic 926, “Entertainment — Films” for the original content the Company self-produces and where the intellectual property is owned by the Company. For content the Company produces, the costs associated with production, including development costs, direct costs and production overhead will be capitalized. This will reduce the initial amount charged to expense for development of media content assets as they are created and costs will be amortized over the estimated useful life of the asset. The net financial impact through September 30, 2021 was $3,000,499 in prepaid expenses and other assets.

Convertible Instruments and Contracts — In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by eliminating certain separation models and will generally be reported as a single liability at its amortized cost. In addition, ASU 2020-06 eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments in ASU 2020-06 are effective for the Company as of January 1, 2022 with the option to early adopt as of January 1, 2021. The Company elected to early adopt amendments in ASU 2020-06 effective January 1, 2021 which did not have an impact on the condensed consolidated financial statements.

Recent Accounting Guidance Not Yet Adopted

Credit Losses —In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as modified by ASU No. 2018-19, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-04, Codification Improvements to Topic 326 Financial Instruments-Credit Losses and ASU No. 2019-05, Financial Instruments-Credit Losses (Topic 326) Targeted Transition Relief.

The guidance in ASU No. 2016-13 amends Topic 326, the reporting of credit losses for assets held at amortized cost basis, eliminating the probable initial recognition threshold and replacing it with a current estimate of all expected credit losses. Estimated credit losses are recognized as a credit loss allowance reflected in a valuation account that is deducted from the amortized cost basis of the financial asset to present the net amount expected to be collected. The guidance also addresses available-for-sale securities, whereby credit losses remain measured on an incurred loss basis with the presentation of the credit losses using an allowance rather than as a write-down. ASU No. 2019-10 defers the effective date of ASU No. 2016-13 to January 1, 2023. The Company does not expect the adoption of ASU No. 2016-13 to have a material impact on the condensed consolidated financial statements and related disclosures.

Leases —In February 2016, the FASB issued ASU No. 2016-02, Leases, which creates ASC Topic 842, Leases (“Topic 842”), and supersedes the lease requirements in ASC Topic 840, Leases. This guidance increases transparency and comparability among organizations by recognizing lease assets and lease liabilities in the condensed consolidated balance sheet. The guidance requires disclosure to enable users of the condensed consolidated financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The transition to ASU No. 2016-02 requires the recognition and measurement of leases at the beginning of the earliest period presented using a modified retrospective approach. ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, defers the effective date of ASU 2016-02 to January 1, 2022. Early application of the amendments in ASU 2016-02 is permitted for all entities. The Company continues to evaluate the effects the adoption of this ASU will have on the condensed consolidated financial statements and related disclosures.

Reference Rate Reform —In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional relief to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. Additionally, in January 2021, the FASB issued ASU No. 2021-01,

Reference Rate Reform (Topic 848), which clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The Company does not expect the adoption of these ASUs to have a material impact on the condensed consolidated financial statements and related disclosures.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES